Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 186,073	$ 165,098	$ 151,673
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Preferred Stock, Shares Issued	42,030,331	42,030,331	42,030,331
Preferred Stock, Shares Outstanding	42,030,331	42,030,331	42,030,331
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	350,000,000	350,000,000	350,000,000
Common Stock, Shares, Issued	1,583,511	1,576,844	1,521,444
Common Stock, Shares, Outstanding	1,583,511	1,576,844	1,521,444
Temporary Equity, Par or Stated Value Per Share	$ 0.00001
Temporary Equity, Shares Issued	3,300
Temporary Equity, Shares Outstanding	0